Distribution Date:	09/17/21	WFRBS Commercial Mortgage Trust 2013-C15
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.

Certificate Factor Detail	3		Thomas Conway	(203) 897-2365

Certificate Interest Reconciliation Detail	4		600 Washington Boulevard, | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-16	Special Servicer	CWCapital Asset Management LLC

Mortgage Loan Detail (Part 2)	17-19		Brian Hanson		bhanson@cwcapital.com

Principal Prepayment Detail	20		900 19th Street, NW,8th Floor | Washington, DC 20006

Historical Detail	21	Trust Advisor	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Delinquency Loan Detail	22
			3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Collateral Stratification and Historical Detail	23
		Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@wellsfargo.com

Modified Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
		Trustee	U.S. Bank National Association
Historical Liquidated Loan Detail	27
			General Contact	(312) 332-7457
Historical Bond / Collateral Loss Reconciliation Detail	28
			190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92938CAA5	1.264000%	60,151,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938CAB3	2.900000%	48,146,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938CAC1	3.881000%	260,000,000.00	102,253,513.69	0.00	330,704.91	0.00	0.00	330,704.91	102,253,513.69	41.55%	30.00%
A-4	92938CAD9	4.153000%	301,785,000.00	301,785,000.00	0.00	1,044,427.59	0.00	0.00	1,044,427.59	301,785,000.00	41.55%	30.00%
A-SB	92938CAE7	3.720000%	104,819,000.00	35,926,954.76	1,357,929.44	111,373.56	0.00	0.00	1,469,303.00	34,569,025.32	41.55%	30.00%
A-S	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00	30.85%	22.75%
B	92938CAH0	4.649575%	74,723,000.00	74,723,000.00	0.00	289,525.19	0.00	0.00	289,525.19	74,723,000.00	20.89%	16.00%
C	92938CAJ6	4.649575%	42,896,000.00	42,896,000.00	0.00	166,206.82	0.00	0.00	166,206.82	42,896,000.00	15.17%	12.13%
D	92938CAL1	4.649575%	62,269,000.00	62,269,000.00	0.00	241,270.34	0.00	0.00	241,270.34	62,269,000.00	6.87%	6.50%
E	92938CAN7	4.649575%	22,140,000.00	22,140,000.00	0.00	2,464.52	0.00	0.00	2,464.52	22,140,000.00	3.92%	4.50%
F	92938CAQ0	4.649575%	11,070,000.00	11,070,000.00	0.00	0.00	0.00	0.00	0.00	11,070,000.00	2.45%	3.50%
G	92938CAS6	4.649575%	38,745,430.00	18,375,580.83	0.00	0.00	0.00	0.00	0.00	18,375,580.83	0.00%	0.00%
R	92938CAV9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92938CAU1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,001,432.00	751,696,049.28	1,357,929.44	2,477,439.60	0.00	0.00	3,835,369.04	750,338,119.84

Notional Certificates
X-A	92938CAG2	0.548316%	855,158,000.00	520,222,468.45	0.00	237,705.27	0.00	0.00	237,705.27	518,864,539.01
Notional SubTotal			855,158,000.00	520,222,468.45	0.00	237,705.27	0.00	0.00	237,705.27	518,864,539.01

Deal Distribution Total					1,357,929.44	2,715,144.87	0.00	0.00	4,073,074.31

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938CAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938CAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938CAC1	393.28274496	0.00000000	1.27194196	0.00000000	0.00000000	0.00000000	0.00000000	1.27194196	393.28274496
A-4	92938CAD9	1,000.00000000	0.00000000	3.46083334	0.00000000	0.00000000	0.00000000	0.00000000	3.46083334	1,000.00000000
A-SB	92938CAE7	342.75231361	12.95499327	1.06253217	0.00000000	0.00000000	0.00000000	0.00000000	14.01752545	329.79732033
A-S	92938CAF4	1,000.00000000	0.00000000	3.63166665	0.00000000	0.00000000	0.00000000	0.00000000	3.63166665	1,000.00000000
B	92938CAH0	1,000.00000000	0.00000000	3.87464623	0.00000000	0.00000000	0.00000000	0.00000000	3.87464623	1,000.00000000
C	92938CAJ6	1,000.00000000	0.00000000	3.87464612	0.00000000	0.00000000	0.00000000	0.00000000	3.87464612	1,000.00000000
D	92938CAL1	1,000.00000000	0.00000000	3.87464613	0.00000000	0.00000000	0.00000000	0.00000000	3.87464613	1,000.00000000
E	92938CAN7	1,000.00000000	0.00000000	0.11131527	3.76333062	33.43643089	0.00000000	0.00000000	0.11131527	1,000.00000000
F	92938CAQ0	1,000.00000000	0.00000000	0.00000000	3.87464589	34.15503523	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92938CAS6	474.26447016	0.00000000	0.00000000	1.83760691	71.06009818	0.00000000	0.00000000	0.00000000	474.26447016
R	92938CAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92938CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938CAG2	608.33491407	0.00000000	0.27796649	0.00000000	0.00000000	0.00000000	0.00000000	0.27796649	606.74698595

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	330,704.91	0.00	330,704.91	0.00	0.00	0.00	330,704.91	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,044,427.59	0.00	1,044,427.59	0.00	0.00	0.00	1,044,427.59	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	111,373.56	0.00	111,373.56	0.00	0.00	0.00	111,373.56	0.00
X-A	08/01/21 - 08/30/21	30	0.00	237,705.27	0.00	237,705.27	0.00	0.00	0.00	237,705.27	0.00
A-S	08/01/21 - 08/30/21	30	0.00	291,466.67	0.00	291,466.67	0.00	0.00	0.00	291,466.67	0.00
B	08/01/21 - 08/30/21	30	0.00	289,525.19	0.00	289,525.19	0.00	0.00	0.00	289,525.19	0.00
C	08/01/21 - 08/30/21	30	0.00	166,206.82	0.00	166,206.82	0.00	0.00	0.00	166,206.82	0.00
D	08/01/21 - 08/30/21	30	0.00	241,270.34	0.00	241,270.34	0.00	0.00	0.00	241,270.34	0.00
E	08/01/21 - 08/30/21	30	656,962.44	85,784.67	0.00	85,784.67	83,320.14	0.00	0.00	2,464.52	740,282.58
F	08/01/21 - 08/30/21	30	335,203.91	42,892.33	0.00	42,892.33	42,892.33	0.00	0.00	0.00	378,096.24
G	08/01/21 - 08/30/21	30	2,682,055.19	71,198.87	0.00	71,198.87	71,198.87	0.00	0.00	0.00	2,753,254.06
Totals			3,674,221.54	2,912,556.22	0.00	2,912,556.22	197,411.34	0.00	0.00	2,715,144.87	3,871,632.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938CAH0	4.649575%	74,723,000.00	74,723,000.00	0.00	289,525.19	0.00	0.00	289,525.19	74,723,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938CAJ6	4.649575%	42,896,000.00	42,896,000.00	0.00	166,206.82	0.00	0.00	166,206.82	42,896,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			197,876,000.03	197,876,000.00	0.00	747,198.68	0.00	0.00	747,198.68	197,876,000.00

Exchangeable Certificate Details
PEX	92938CAK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,073,074.31
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,936,197.54	Master Servicing Fee	19,355.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,362.62
Interest Adjustments	0.00	Trustee Fee	291.28
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.65
ARD Interest	0.00	Trust Advisor Fee	1,307.94
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,936,197.54	Total Fees	23,641.33

Principal		Expenses/Reimbursements
Scheduled Principal	1,357,929.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	178,445.50
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	18,965.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,357,929.44	Total Expenses/Reimbursements	197,411.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,715,144.87
Excess Liquidation Proceeds	0.00	Principal Distribution	1,357,929.44
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,073,074.31
Total Funds Collected	4,294,126.98	Total Funds Distributed	4,294,126.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	751,696,049.28	751,696,049.28	Beginning Certificate Balance	751,696,049.28
(-) Scheduled Principal Collections	1,357,929.44	1,357,929.44	(-) Principal Distributions	1,357,929.44
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	750,338,119.84	750,338,119.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	754,452,367.57	754,452,367.57	Ending Certificate Balance	750,338,119.84
Ending Actual Collateral Balance	751,831,824.24	751,831,824.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP
2,000,000 or less	12	16,262,612.48	2.17%	21	4.0952	1.718538	1.30 or less	15	247,272,020.22	32.95%	20	4.5743	0.119564
2,000,001 to 3,000,000	1	2,075,836.00	0.28%	22	3.6600	2.710000	1.31 to 1.40	5	98,501,136.05	13.13%	22	4.4349	1.340582
3,000,001 to 4,000,000	5	17,347,414.34	2.31%	22	3.9420	1.722306	1.41 to 1.50	7	48,268,105.39	6.43%	22	4.7283	1.468566
4,000,001 to 5,000,000	6	27,378,944.88	3.65%	42	4.9353	1.511710	1.51 to 1.60	2	13,576,905.37	1.81%	22	4.2558	1.587746
5,000,001 to 6,000,000	3	16,590,936.32	2.21%	23	5.4598	1.675642	1.61 to 1.70	3	13,073,416.01	1.74%	43	4.3748	1.626779
6,000,001 to 7,000,000	5	33,115,761.08	4.41%	21	4.6181	1.474981	1.71 to 1.80	4	13,416,777.90	1.79%	23	5.2193	1.750938
7,000,001 to 8,000,000	2	15,161,304.76	2.02%	23	5.1077	1.692587	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	3	25,097,361.94	3.34%	1	4.8835	0.454220	1.91 to 2.00	2	3,072,809.55	0.41%	22	3.7873	1.946983
9,000,001 to 10,000,000	1	9,578,502.03	1.28%	22	4.7000	1.380400	2.01 to 2.25	5	56,247,503.04	7.50%	22	4.6640	2.195796
10,000,001 to 15,000,000	5	58,587,227.35	7.81%	22	4.5005	1.236643	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,869,591.35	2.38%	21	4.5960	1.467900	2.51 to 3.50	8	165,323,606.19	22.03%	24	4.4532	2.950031
20,000,001 to 30,000,000	2	43,879,915.89	5.85%	22	4.8819	1.216746	3.51 or Greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	35,044,100.64	4.67%	22	4.6000	2.243500	Totals	67	750,338,119.84	100.00%	22	4.5359	1.425190
50,000,001 to 90,000,000	3	230,762,770.66	30.75%	22	4.4387	0.540410
90,000,001 or greater	1	110,000,000.00	14.66%	23	4.3600	2.989500
Totals	67	750,338,119.84	100.00%	22	4.5359	1.425190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	91,585,840.12	12.21%	21	4.4999	NAP
							Defeased	17	91,585,840.12	12.21%	21	4.4999	NAP
Alabama	1	4,338,093.89	0.58%	(38)	4.3900	(0.594800)
							Lodging	6	135,173,947.39	18.02%	23	5.1683	(0.443030)
California	7	125,010,490.53	16.66%	23	5.0183	0.029739
							Mixed Use	2	19,084,516.29	2.54%	22	4.5631	2.514015
Colorado	2	6,507,819.13	0.87%	21	4.7206	2.122756
							Mobile Home Park	3	14,466,814.71	1.93%	22	4.7608	1.393384
Florida	4	17,529,099.73	2.34%	22	5.1823	2.054237
							Multi-Family	18	52,857,317.16	7.04%	22	3.8498	1.491590
Georgia	5	117,672,723.23	15.68%	21	4.3677	2.833996
							Office	3	11,547,215.84	1.54%	22	5.0063	1.506793
Illinois	1	4,888,097.35	0.65%	22	4.4790	1.613600
							Retail	18	343,108,900.97	45.73%	22	4.3532	1.811498
Louisiana	2	7,211,059.60	0.96%	23	5.2000	1.282000
							Self Storage	40	82,513,567.36	11.00%	22	4.6279	2.302445
Michigan	3	17,188,405.94	2.29%	54	4.9796	0.760706
							Totals	107	750,338,119.84	100.00%	22	4.5359	1.425190
Mississippi	2	1,756,297.38	0.23%	22	4.6000	2.243500

Nevada	2	5,322,011.41	0.71%	23	5.5400	1.788100

New York	20	77,559,258.58	10.34%	21	4.0993	1.551400

North Carolina	5	104,895,526.17	13.98%	21	4.1520	0.825185

Ohio	1	4,373,713.48	0.58%	23	5.1900	(0.366700)

Oklahoma	3	8,813,884.60	1.17%	22	4.6000	2.243500

Oregon	10	18,196,000.98	2.43%	22	4.6500	3.025600

Pennsylvania	1	6,967,723.64	0.93%	22	5.6800	1.343300

Tennessee	1	5,539,095.87	0.74%	22	5.3100	1.509500

Texas	13	21,400,673.58	2.85%	22	4.8345	1.822241

Virginia	1	11,850,212.14	1.58%	22	4.6900	1.477400

Washington	6	91,732,092.50	12.23%	22	4.3339	1.456125

Totals	107	750,338,119.84	100.00%	22	4.5359	1.425190

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP
	3.750% or less	7	15,913,605.52	2.12%	21	3.6241	1.977912	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	102,987,109.15	13.73%	21	3.8457	1.184192	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	8,497,247.89	1.13%	22	4.0759	1.177152	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	223,724,193.44	29.82%	20	4.3524	2.161729	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	111,458,207.01	14.85%	22	4.6343	2.057440	49 months or greater	51	658,752,279.72	87.79%	22	4.5409	1.390531
	4.751% to 5.000%	7	28,560,102.10	3.81%	41	4.9189	1.232505	Totals	67	750,338,119.84	100.00%	22	4.5359	1.425190
	5.001% to 5.250%	6	131,412,367.60	17.51%	23	5.1373	(0.470299)
	5.251% to 5.500%	3	18,179,882.92	2.42%	22	5.3025	2.059119
	5.501% to 5.750%	3	18,019,564.09	2.40%	23	5.5910	1.598205
	5.751% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	750,338,119.84	100.00%	22	4.5359	1.425190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP
	60 months or less	49	649,804,229.32	86.60%	21	4.5350	1.380690	Interest Only	3	115,450,000.00	15.39%	23	4.3309	2.978207
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	11	113,348,527.29	15.11%	22	4.9475	1.753056
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	30	399,047,491.70	53.18%	21	4.5118	0.823387
	Totals	65	741,390,069.44	98.81%	21	4.5307	1.416983	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	5	21,958,210.33	2.93%	22	3.9009	1.187144
								Totals	65	741,390,069.44	98.81%	21	4.5307	1.416983
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	91,585,840.12	12.21%	21	4.4999	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	2	8,948,050.40	1.19%	83	4.9700	2.105150
	12 months or less	38	541,150,393.58	72.12%	22	4.5973	1.387855	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	11	103,558,476.47	13.80%	22	4.1880	1.356522	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	14,043,409.67	1.87%	22	4.9713	1.744434	Totals	2	8,948,050.40	1.19%	83	4.9700	2.105150
	Totals	67	750,338,119.84	100.00%	22	4.5359	1.425190
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310920478	RT	Augusta	GA	Actual/360	4.36025%	412,988.89	0.00	0.00	N/A	08/01/23	--	110,000,000.00	110,000,000.00	09/01/21
3	440000253	LO	Napa	CA	Actual/360	5.12925%	352,727.96	148,426.51	0.00	N/A	08/01/23	--	79,863,436.47	79,715,009.96	09/01/21
4	440000254	RT	Pineville	NC	Actual/360	3.83925%	253,326.75	144,626.47	0.00	N/A	06/01/23	--	76,630,867.06	76,486,240.59	09/01/21
5	440000246	RT	Silverdale	WA	Actual/360	4.31625%	277,505.08	105,757.13	0.00	N/A	07/01/23	--	74,667,277.24	74,561,520.11	05/01/21
6	310919950	SS	Various	Various	Actual/360	4.60025%	139,176.54	91,632.17	0.00	N/A	07/01/23	--	35,135,732.81	35,044,100.64	09/01/21
7	440000245	OF	Reston	VA	Actual/360	3.70025%	113,282.73	72,809.68	0.00	N/A	04/01/23	--	35,555,173.18	35,482,363.50	09/01/21
8	310919951	SS	Various	Various	Actual/360	4.65025%	92,802.75	60,054.12	0.00	N/A	07/01/23	--	23,176,546.01	23,116,491.89	09/01/21
9	310919904	LO	Charlotte	NC	Actual/360	5.14025%	92,073.07	38,825.40	0.00	N/A	07/01/23	--	20,802,249.40	20,763,424.00	09/01/21
10	440000241	SS	Staten Island	NY	Actual/360	4.59625%	70,867.28	36,737.84	0.00	N/A	06/01/23	--	17,906,329.19	17,869,591.35	09/01/21
14	310919289	LO	Santa Clara	CA	Actual/360	5.21025%	51,286.12	32,576.95	0.00	N/A	08/01/23	--	11,431,492.35	11,398,915.40	09/01/21
15	300620015	RT	Leesburg	VA	Actual/360	4.69025%	47,954.70	23,845.22	0.00	N/A	07/01/23	--	11,874,057.36	11,850,212.14	09/01/21
17	440000255	MU	Coronado	CA	Actual/360	4.47025%	47,229.54	17,903.12	0.00	N/A	08/01/23	--	12,270,069.34	12,252,166.22	09/01/21
18	440000247	RT	Silverdale	WA	Actual/360	4.31625%	45,592.68	17,375.37	0.00	N/A	07/01/23	--	12,267,456.85	12,250,081.48	09/01/21
19	470086050	MF	New York	NY	Actual/360	3.79025%	35,407.05	13,189.78	0.00	N/A	07/01/23	--	10,849,041.89	10,835,852.11	09/01/21
21	310919604	MH	Vallejo	CA	Actual/360	4.70025%	38,844.21	19,243.22	0.00	N/A	07/01/23	--	9,597,745.25	9,578,502.03	09/01/21
22	440000249	MF	Indianapolis	IN	Actual/360	4.59825%	37,221.22	19,156.51	0.00	N/A	05/01/23	--	9,400,747.78	9,381,591.27	09/01/21
23	310919386	RT	Various	Various	Actual/360	4.39025%	33,217.26	18,500.36	0.00	N/A	07/01/18	--	8,786,987.91	8,768,487.55	07/01/17
24	300620024	LO	Southfield	MI	Actual/360	4.99025%	35,512.97	24,347.81	0.00	N/A	07/01/23	--	8,264,703.35	8,240,355.54	09/01/21
25	300620025	LO	Jacksonville Beach	FL	Actual/360	5.31025%	37,090.78	23,188.50	0.00	N/A	06/01/23	--	8,111,707.35	8,088,518.85	09/01/21
28	310919256	RT	Whittier	CA	Actual/360	5.02425%	34,459.69	15,062.93	0.00	N/A	08/01/23	--	7,965,308.09	7,950,245.16	09/01/21
29	300620029	MH	Bryan	TX	Actual/360	5.67025%	26,946.91	9,354.01	0.00	N/A	08/05/23	--	5,519,080.89	5,509,726.88	09/05/21
30	300620030	MH	Bryan	TX	Actual/360	5.67025%	6,226.78	2,161.48	0.00	N/A	08/05/23	--	1,275,325.52	1,273,164.04	09/05/21
31	300620031	MH	Bryan	TX	Actual/360	5.67025%	5,475.27	1,900.61	0.00	N/A	08/05/23	--	1,121,407.35	1,119,506.74	09/05/21
32	540919681	RT	Highlands Ranch	CO	Actual/360	5.11025%	25,849.74	36,186.64	0.00	N/A	08/01/23	--	5,874,570.92	5,838,384.28	09/01/21
33	300620033	LO	Harrisburg	PA	Actual/360	5.68025%	34,172.56	18,942.51	0.00	N/A	07/05/23	--	6,986,666.15	6,967,723.64	09/05/21
34	860919276	OF	Henderson	NV	Actual/360	5.06025%	31,717.43	13,684.11	0.00	N/A	08/01/23	--	7,279,277.42	7,265,593.31	09/01/21
35	416000101	RT	Slidell	LA	Actual/360	5.20025%	32,348.94	13,268.45	0.00	N/A	08/01/23	--	7,224,328.05	7,211,059.60	09/01/21
38	810919045	RT	Farmington Hills	MI	Actual/360	4.97025%	19,335.05	43,803.49	0.00	N/A	08/01/28	--	4,517,828.69	4,474,025.20	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
39	810919053	RT	Livonia	MI	Actual/360	4.97025%	19,335.05	43,803.49	0.00	N/A	08/01/28	--	4,517,828.69	4,474,025.20	09/01/21
40	416000096	MU	Brooklyn	NY	Actual/360	4.73025%	27,884.55	13,750.85	0.00	N/A	06/01/23	--	6,846,100.92	6,832,350.07	09/01/21
41	470086360	MF	Hempstead	NY	Actual/360	4.07025%	23,925.85	7,746.84	0.00	N/A	07/01/23	--	6,826,747.10	6,819,000.26	09/01/21
42	470085610	MF	Yonkers	NY	Actual/360	3.98025%	21,542.35	14,177.37	0.00	N/A	06/01/23	--	6,285,660.05	6,271,482.68	09/01/21
43	300620043	OF	Dallas	TX	Actual/360	4.55025%	24,441.21	12,891.42	0.00	N/A	06/01/23	--	6,238,095.85	6,225,204.43	09/01/21
44	300620044	RT	Austin	TX	Actual/360	5.53025%	27,360.14	15,751.49	0.00	N/A	08/01/23	--	5,745,580.53	5,729,829.04	09/01/21
46	300620046	OF	Henderson	NV	Actual/360	5.54025%	25,458.66	14,612.45	0.00	N/A	08/01/23	--	5,336,623.86	5,322,011.41	09/01/21
47	440000252	RT	Lenoir City	TN	Actual/360	5.31025%	25,373.55	10,066.72	0.00	N/A	07/01/23	--	5,549,162.59	5,539,095.87	09/01/21
48	300620048	MF	El Paso	TX	Actual/360	4.73025%	21,657.49	10,609.95	0.00	N/A	07/01/23	--	5,317,258.93	5,306,648.98	09/01/21
49	300620049	MH	Apopka	FL	Actual/360	4.88025%	15,874.64	11,273.49	0.00	N/A	07/01/23	--	3,777,678.58	3,766,405.09	09/01/21
50	300620050	MH	Arcadia	FL	Actual/360	4.88025%	4,728.62	3,358.06	0.00	N/A	07/01/23	--	1,125,265.65	1,121,907.59	09/01/21
51	440000244	RT	Wheaton	IL	Actual/360	4.47925%	18,892.21	10,170.49	0.00	N/A	07/01/23	--	4,898,267.84	4,888,097.35	09/01/21
52	416000099	RT	Stuart	FL	Actual/360	5.28025%	20,756.30	12,900.76	0.00	N/A	08/01/23	--	4,565,168.96	4,552,268.20	09/01/21
53	300620053	SS	Aurora	CO	Actual/360	4.77025%	19,001.49	9,232.60	0.00	N/A	06/01/23	--	4,626,048.05	4,616,815.45	09/01/21
55	310918724	RT	North Olmsted	OH	Actual/360	5.19025%	19,582.88	8,061.18	0.00	N/A	08/01/23	--	4,381,774.66	4,373,713.48	09/01/19
58	300620058	SS	Deer Park	NY	Actual/360	5.58025%	19,998.55	7,210.33	0.00	N/A	07/01/23	--	4,162,028.88	4,154,818.55	09/01/21
60	300620060	MF	Louisville	KY	Actual/360	4.25025%	14,613.78	8,645.14	0.00	N/A	06/05/23	--	3,993,138.40	3,984,493.26	09/05/21
61	470085440	MF	Kew Gardens	NY	Actual/360	3.52025%	11,276.56	8,980.72	0.00	N/A	06/01/23	--	3,720,274.18	3,711,293.46	09/01/21
62	470085550	MF	White Plains	NY	Actual/360	3.69025%	10,852.52	7,995.90	0.00	N/A	07/01/23	--	3,415,426.58	3,407,430.68	09/01/21
64	300620064	RT	Rogers	AR	Actual/360	4.30025%	11,299.84	6,515.53	0.00	N/A	07/01/23	--	3,051,719.94	3,045,204.41	09/01/21
65	470085650	MF	Brooklyn	NY	Actual/360	3.92025%	10,191.19	6,830.14	0.00	N/A	07/01/23	--	3,019,115.25	3,012,285.11	09/01/21
66	470084920	MF	New York	NY	Actual/360	3.64025%	10,813.83	0.00	0.00	N/A	06/01/23	--	3,450,000.00	3,450,000.00	09/01/21
68	300620068	MH	Various	TX	Actual/360	4.85025%	10,061.71	7,214.81	0.00	N/A	07/05/23	--	2,409,188.52	2,401,973.71	09/05/21
71	470086100	MF	New York	NY	Actual/360	3.66025%	6,557.76	4,892.83	0.00	N/A	07/01/23	--	2,080,728.83	2,075,836.00	09/01/21
72	300620072	MH	Mooresville	IN	Actual/360	4.88025%	8,683.50	4,024.78	0.00	N/A	07/01/23	--	2,066,405.62	2,062,380.84	09/01/21
73	300620073	SS	Carson	CA	Actual/360	4.83025%	7,778.64	3,672.30	0.00	N/A	07/01/23	--	1,870,240.33	1,866,568.03	09/01/21
74	470086210	MF	New York	NY	Actual/360	3.92025%	6,751.11	0.00	0.00	N/A	07/01/23	--	2,000,000.00	2,000,000.00	09/01/21
75	300620075	MH	Sheridan	WY	Actual/360	5.78025%	8,225.40	4,393.01	0.00	N/A	08/01/23	--	1,652,608.40	1,648,215.39	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
76	470086270	MF	Bronx	NY	Actual/360	3.80025%	5,910.27	2,201.46	0.00	N/A	06/01/23	--	1,806,193.18	1,803,991.72	09/01/21
77	470085960	MF	New York	NY	Actual/360	4.10025%	5,938.30	3,725.67	0.00	N/A	06/01/23	--	1,681,973.30	1,678,247.63	09/01/21
78	300620078	SS	Frankfort	IL	Actual/360	5.27025%	7,793.86	3,136.64	0.00	N/A	07/05/23	--	1,717,444.29	1,714,307.65	09/05/21
79	470085040	MF	Bronxville	NY	Actual/360	3.80025%	4,899.69	1,833.05	0.00	N/A	05/01/23	--	1,497,358.56	1,495,525.51	09/01/21
80	416000098	MF	Leesburg	FL	Actual/360	5.52025%	6,654.28	2,450.43	0.00	N/A	07/01/23	--	1,399,917.74	1,397,467.31	09/01/21
81	470085680	MF	New York	NY	Actual/360	3.70025%	4,237.37	3,127.16	0.00	N/A	06/01/23	--	1,329,951.05	1,326,823.89	09/01/21
82	470086130	MF	Brooklyn	NY	Actual/360	3.54025%	3,278.17	2,588.48	0.00	N/A	06/01/23	--	1,075,398.03	1,072,809.55	09/01/21
83	470085870	MF	New York	NY	Actual/360	3.89025%	3,631.85	2,492.39	0.00	N/A	05/01/23	--	1,084,223.82	1,081,731.43	09/01/21
84	470086380	MF	Elmhurst	NY	Actual/360	4.74025%	3,851.60	1,879.89	0.00	N/A	07/01/23	--	943,634.35	941,754.46	09/01/21
85	470086250	MF	New York	NY	Actual/360	4.28025%	3,703.72	1,087.00	0.00	N/A	06/01/23	--	1,004,927.73	1,003,840.73	09/01/21
86	470085910	MF	Brooklyn	NY	Actual/360	3.65025%	2,739.10	2,064.23	0.00	N/A	06/01/23	--	871,476.17	869,411.94	09/01/21
Totals							2,936,197.54	1,357,929.44	0.00				751,696,049.28	750,338,119.84
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,208,074.00	3,773,174.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(4,069,963.46)	(3,901,169.48)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,548,789.94	2,984,899.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,711,693.00	0.00	--	--	12/11/20	40,722,186.51	1,328,407.50	230,630.75	929,049.96	0.00	0.00
6	6,266,648.68	3,211,051.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	4,853,971.40	2,817,230.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(290,384.40)	(1,112,779.40)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,554,469.97	495,739.40	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(714,775.63)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,343,950.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,713,452.50	1,074,519.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,344,856.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	659,005.00	623,865.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,124,930.15	487,511.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	(290,752.00)	0.00	--	--	11/12/19	4,676,423.58	681,590.17	33,920.59	1,896,483.92	0.00	0.00
24	268,311.00	(102,604.00)	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,432,000.11	2,219,090.11	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,115,280.83	322,495.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	925,738.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	381,209.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	16,018.58	0.00
38	1,440,543.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
39	2,189,944.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,169,195.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	549,390.00	420,566.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
42	630,264.00	601,939.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	272,955.00	197,553.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	950,542.45	233,109.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	930,225.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	767,322.80	174,882.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	565,671.59	239,696.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	131,753.43	69,578.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	615,789.20	295,783.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	578,708.72	169,317.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	722,077.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	(121,674.00)	0.00	--	--	09/11/20	2,370,554.21	215,691.69	16,991.06	445,948.36	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	284,722.00	394,870.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
62	266,068.00	204,730.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	237,142.00	287,610.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1,172,618.00	411,602.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	457,423.00	371,863.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	411,941.17	210,722.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	344,512.00	154,355.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
76	191,932.00	197,056.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
77	454,969.00	167,778.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	98,658.00	137,926.00	03/01/19	02/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	71,031.00	135,333.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
82	172,122.00	138,298.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
83	103,237.00	88,220.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
84	44,584.00	48,066.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
85	11,267.00	40,073.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
86	98,878.00	98,878.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	71,519,108.48	18,764,039.20				47,769,164.30	2,225,689.36	281,542.40	3,271,482.24	16,018.58	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	78,935,233.59	0	0.00	2	13,142,201.03	0	0.00	0	0.00	0	0.00	4.535932%	4.476308%	22
08/17/21	0	0.00	0	0.00	2	79,049,051.90	0	0.00	2	13,168,762.57	0	0.00	0	0.00	2	7,647,538.82	4.536112%	4.476493%	23
07/16/21	0	0.00	0	0.00	2	79,162,442.74	0	0.00	2	13,195,218.57	0	0.00	0	0.00	0	0.00	4.532203%	4.472755%	24
06/17/21	0	0.00	0	0.00	2	79,284,983.84	0	0.00	2	13,223,272.83	0	0.00	0	0.00	0	0.00	4.532390%	4.472946%	25
05/17/21	0	0.00	0	0.00	2	79,397,488.65	0	0.00	2	13,249,512.17	0	0.00	1	0.00	1	4,037,398.06	4.532564%	4.473125%	26
04/16/21	0	0.00	0	0.00	2	79,519,175.41	0	0.00	2	13,277,357.57	0	0.00	1	5,342,692.68	0	0.00	4.530795%	4.471672%	27
03/17/21	0	0.00	0	0.00	2	79,630,800.74	0	0.00	2	13,303,381.95	0	0.00	0	0.00	0	0.00	4.528882%	4.469710%	28
02/18/21	0	0.00	0	0.00	2	79,770,911.77	0	0.00	2	13,334,455.84	0	0.00	1	1,609,832.53	0	0.00	4.529092%	4.469923%	29
01/15/21	0	0.00	0	0.00	2	79,881,591.80	0	0.00	2	13,360,253.14	0	0.00	1	3,605,775.56	0	0.00	4.528628%	4.469447%	30
12/17/20	0	0.00	0	0.00	2	79,991,856.19	0	0.00	2	13,385,947.96	0	0.00	0	0.00	0	0.00	4.527415%	4.468202%	31
11/18/20	0	0.00	0	0.00	2	80,111,382.71	0	0.00	2	13,413,268.44	0	0.00	0	0.00	1	4,124,018.98	4.527584%	4.468375%	32
10/19/20	0	0.00	0	0.00	2	80,220,784.19	0	0.00	2	13,438,752.58	0	0.00	0	0.00	0	0.00	4.530900%	4.470559%	33
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	440000246 05/01/21		3	3	230,630.75	929,049.96	6,173.00	74,991,116.54	05/11/20	2
23	310919386 07/01/17		49	5	33,920.59	1,896,483.92	1,825,952.61	9,640,754.05	08/17/17	7			01/10/18
55	310918724 09/01/19		23	6	16,991.06	445,948.36	51,017.50	4,565,554.92	12/12/18	7			01/06/20
Totals					281,542.40	3,271,482.24	1,883,143.11	89,197,425.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,768,488	0	0		8,768,488
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		732,621,582	653,686,348	74,561,520		4,373,713
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,948,050	8,948,050	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	750,338,120	662,634,399	0	0	74,561,520	13,142,201
Aug-21	751,696,049	663,860,009	0	0	74,667,277	13,168,763
Jul-21	760,710,061	672,742,200	0	0	74,772,643	13,195,219
Jun-21	762,152,846	674,043,011	0	0	74,886,563	13,223,273
May-21	763,508,162	675,267,533	0	0	74,991,117	13,249,512
Apr-21	768,965,109	680,583,498	0	0	75,104,254	13,277,358
Mar-21	775,682,210	687,170,826	0	0	75,208,001	13,303,382
Feb-21	777,261,200	688,588,384	0	0	75,338,361	13,334,456
Jan-21	780,247,215	691,445,720	0	0	75,441,242	13,360,253
Dec-20	785,210,637	696,280,948	0	0	75,543,741	13,385,948
Nov-20	786,647,613	697,579,446	0	0	75,654,898	13,413,268
Oct-20	792,129,250	698,798,828	0	0	79,891,670	13,438,753
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	440000246	74,561,520.11	74,991,116.54	34,500,000.00	02/09/21	5,289,071.00	1.32990	12/31/19	07/01/23	262
23	310919386	8,768,487.55	9,640,754.05	6,975,000.00	06/19/19	(738,388.00)	(0.59480)	12/31/20	07/01/18	261
55	310918724	4,373,713.48	4,565,554.92	2,900,000.00	06/18/21	(121,674.00)	(0.36670)	12/31/20	08/01/23	262
Totals		87,703,721.14	89,197,425.51	44,375,000.00		4,429,009.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	440000246	RT	WA	05/11/20	2

COVID - The loan transferred to Special Servicing due to payment default on 5/11/2020. COVID-19 has materially impacted collection and cash flow at the subject due to mandatory lock downs that went into effect in April, May and June. 2020.

Over 40 deferra l agreements / abatements have been or are being processed with varying degrees of payback periods. Inspection was performed and the property was found to be in good condition with limited deferred maintenance. Pre-

negotiation agreement has been executed. The Borrower has indicated that it wishes to convey title to the Trust. Receiver appointed 8/17/2020. Foreclosure is anticipated to occur in the next few months collateral is +/- 94% leased as of

7/31/2021. Strategy is to foreclose and stabilize the prop erty.

23	310919386	RT	Various	08/17/17	7

The subject was originally comprised of two single-tenant retail properties located in Opelika, AL (51,602 SF) and Valdosta, GA (52,258 SF). Both properties were constructed in 2012. The single tenant filed bankruptcy in March 2017, rejected the leases an d then vacated the properties. Both properties were foreclosed in 2018. On 8/02/21, the Valdosta property was sold to a 3rd party buyer,. As of August 2021, the Opelika asset is 100% leased to America's Thrift on a 15 year term An inspection for the Opelika property was performed in June 2021 and found to be in good condition. Trigild handles property management for Opelika. Harbert is the leasing broker. The SpecialServicer will market the Opelika property for sale in

Q3 or Q4 2021, with an anticip ated closing date by year-end 2021.

55	310918724	RT	OH	12/12/18	7

The subject is a 67,450 SF retail property built in 1979, renovated in 2003 and located in North Olmsted, OH. The property was inspected 6/15/21 and found to be in good condition with some deferred maintenance. As of August 2021, occupancy is 10%. Babies R Us, the largest former tenant (65% of NRA), vacated in November 2018 and Dollar Tree (8,000 SF, 12% of NRA) vacated 12/31/19. The special servicer is in discussions with a prospect to take over the vacant anchor space totaling 43,435 SF. North Olmsted i s located in Cleveland's West submarket (15 miles west of the CBD). According to CoStar, the West Cleveland retail submarket totals 18.1MM SF with an average occupancy of 97.7% and average asking rental rate of $16.31/SF. T12 negative net absorption is 45 .7K SF. Foreclosure occurred 9/09/19 and confirmed 1/6/2020, when the Sheriff's Deed was recorded. The strategy is to lease up and stabilize the property, then market it for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	300620033	7,251,045.34	5.68003%	7,251,045.34 5.68003%		10	06/19/20	04/05/20	07/13/20
Totals		7,251,045.34		7,251,045.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	470086230	08/15/14	19,500,000.00	138,570,000.00	22,986,675.01	1,668,394.51	22,986,675.01	21,318,280.50	0.00	0.00	0.00	0.00	0.00%
13	310919905	08/17/20	16,040,775.20	6,000,000.00	6,442,019.00	4,775,915.44	5,113,226.25	337,310.81	15,703,464.39	0.00	0.00	15,703,464.39	87.24%
54	540919682	08/16/19	3,965,104.14	1,000,000.00	1,011,312.77	1,035,628.44	944,105.32	(91,523.12)	4,056,627.26	0.00	107,067.48	3,949,559.78	75.22%
57	416000100	11/18/20	4,135,063.72	6,000,000.00	4,389,515.06	194,818.77	4,389,515.06	4,194,696.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			43,640,943.06	151,570,000.00	34,829,521.84	7,674,757.16	33,433,521.64	25,758,764.48	19,760,091.65	0.00	107,067.48	19,653,024.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	470086230	08/15/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310919905	08/17/20	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39
54	540919682	12/17/20	0.00	0.00	3,949,559.78	0.00	(107,067.48)	0.00	0.00	0.00	4,056,627.26
		08/16/19	0.00	0.00	4,056,627.26	0.00	0.00	4,056,627.26	0.00	0.00
57	416000100	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	19,653,024.17	0.00	(107,067.48)	19,760,091.65	0.00	0.00	19,760,091.65

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	16,074.21	0.00	0.00	150,294.27	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	1,891.64	0.00	0.00	17,597.65	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,000.00	0.00	0.00	10,553.58	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,965.85	0.00	0.00	178,445.50	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		197,411.35

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30